Schedule of Investments (unaudited)
March 31, 2026
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 ClearBridge Dividend Strategy Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 9.8%
Diversified Telecommunication Services — 2.3%
Comcast Corp., Class A Shares	7,095,930	$203,724,150
Entertainment — 0.7%
Walt Disney Co.	623,784	60,120,302
Interactive Media & Services — 4.7%
Alphabet Inc., Class A Shares	904,030	259,962,867
Meta Platforms Inc., Class A Shares	259,597	148,523,232
Total Interactive Media & Services		408,486,099
Wireless Telecommunication Services — 2.1%
T-Mobile US Inc.	887,574	186,417,167

Total Communication Services		858,747,718
Consumer Discretionary — 3.0%
Specialty Retail — 3.0%
Home Depot Inc.	360,157	118,452,036
Industria de Diseno Textil SA, ADR	9,817,550	141,274,544

Total Consumer Discretionary		259,726,580
Consumer Staples — 8.4%
Beverages — 2.5%
Coca-Cola Co.	2,212,472	168,258,495
Diageo PLC	2,527,400	47,002,599 (a)
Total Beverages		215,261,094
Food Products — 2.9%
Nestle SA, ADR	2,572,074	254,892,533
Household Products — 1.1%
Procter & Gamble Co.	681,993	98,507,069
Personal Care Products — 1.9%
Unilever PLC	3,047,674	167,315,444 (a)

Total Consumer Staples		735,976,140
Energy — 8.4%
Oil, Gas & Consumable Fuels — 8.4%
Exxon Mobil Corp.	1,960,826	332,673,739
Williams Cos. Inc.	5,612,362	408,467,706

Total Energy		741,141,445
Financials — 16.6%
Banks — 3.8%
JPMorgan Chase & Co.	691,790	203,496,947
PNC Financial Services Group Inc.	617,713	128,539,898
Total Banks		332,036,845
Capital Markets — 1.6%
Blackstone Inc.	1,182,000	135,918,180
Consumer Finance — 1.3%
Capital One Financial Corp.	611,036	111,471,297
Financial Services — 4.3%
Apollo Global Management Inc.	2,112,024	235,321,714
Visa Inc., Class A Shares	480,696	145,285,559
Total Financial Services		380,607,273
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 5.6%
Marsh & McLennan Cos. Inc.	1,086,000	$188,366,700
MetLife Inc.	2,122,310	150,089,763
Travelers Cos. Inc.	524,011	152,843,529
Total Insurance		491,299,992

Total Financials		1,451,333,587
Health Care — 12.1%
Health Care Equipment & Supplies — 2.2%
Becton Dickinson & Co.	1,228,614	193,174,979
Health Care Providers & Services — 2.3%
CVS Health Corp.	2,012,490	144,537,032
UnitedHealth Group Inc.	203,332	55,019,606
Total Health Care Providers & Services		199,556,638
Life Sciences Tools & Services — 0.6%
Waters Corp.	166,344	49,537,243 *
Pharmaceuticals — 7.0%
AstraZeneca PLC	639,522	125,052,130 (a)
Haleon PLC	34,528,112	170,879,442 (a)
Johnson & Johnson	698,838	170,823,961
Roche Holding AG, ADR	2,975,000	147,887,250
Total Pharmaceuticals		614,642,783

Total Health Care		1,056,911,643
Industrials — 11.8%
Aerospace & Defense — 2.4%
L3Harris Technologies Inc.	355,648	122,751,907
RTX Corp.	473,819	91,399,685
Total Aerospace & Defense		214,151,592
Commercial Services & Supplies — 1.7%
Waste Management Inc.	636,322	146,220,432
Ground Transportation — 3.5%
Old Dominion Freight Line Inc.	584,800	114,269,920
Union Pacific Corp.	817,369	198,310,067
Total Ground Transportation		312,579,987
Industrial Conglomerates — 1.3%
Honeywell International Inc.	504,000	113,919,120
Machinery — 1.0%
Otis Worldwide Corp.	1,116,300	86,044,404
Professional Services — 1.9%
Automatic Data Processing Inc.	817,800	166,160,604

Total Industrials		1,039,076,139
Information Technology — 13.6%
Electronic Equipment, Instruments & Components — 1.4%
TE Connectivity PLC	582,838	121,824,799
Semiconductors & Semiconductor Equipment — 6.9%
Broadcom Inc.	810,674	250,911,710
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	263,700	89,117,415
Texas Instruments Inc.	1,339,218	259,995,782
Total Semiconductors & Semiconductor Equipment		600,024,907
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2026 Quarterly Report

 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Software — 3.6%
Microsoft Corp.			855,628	$316,727,817
Technology Hardware, Storage & Peripherals — 1.7%
Apple Inc.			593,043	150,508,383

Total Information Technology				1,189,085,906
Materials — 7.4%
Chemicals — 4.9%
Air Products & Chemicals Inc.			866,719	251,773,203
Linde PLC			355,949	176,465,276
Total Chemicals				428,238,479
Construction Materials — 1.6%
Vulcan Materials Co.			528,091	143,799,179
Metals & Mining — 0.9%
Freeport-McMoRan Inc.			1,340,064	78,768,962

Total Materials				650,806,620
Real Estate — 4.3%
Specialized REITs — 4.3%
American Tower Corp.			1,028,962	177,578,262
Public Storage			734,794	199,040,999

Total Real Estate				376,619,261
Utilities — 3.9%
Electric Utilities — 1.1%
PG&E Corp.			5,229,200	91,877,044
Multi-Utilities — 2.8%
DTE Energy Co.			468,220	68,463,128
Sempra			1,846,888	179,462,107
Total Multi-Utilities				247,925,235

Total Utilities				339,802,279
Total Common Stocks (Cost — $5,535,532,933)				8,699,227,318
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $5,535,606,382)				8,699,227,319
			Shares
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.508%		28,999,089	28,999,089 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.578%		28,999,088	28,999,088 (d)(e)

Total Short-Term Investments (Cost — $57,998,177)				57,998,177
Total Investments — 100.0% (Cost — $5,593,604,559)				8,757,225,496
Other Assets in Excess of Liabilities — 0.0%††				1,903,267
Total Net Assets — 100.0%				$8,759,128,763

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Dividend Strategy Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of March 31, 2026.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $28,999,088 and the cost was $28,999,088 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Dividend Strategy Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$521,658,097	$214,318,043	—	$735,976,140
Health Care	760,980,071	295,931,572	—	1,056,911,643
Other Common Stocks	6,906,339,535	—	—	6,906,339,535
Asset-Backed Securities	—	1	—	1
Total Long-Term Investments	8,188,977,703	510,249,616	—	8,699,227,319
Short-Term Investments†	57,998,177	—	—	57,998,177
Total Investments	$8,246,975,880	$510,249,616	—	$8,757,225,496

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$34,308,617	$216,103,474	216,103,474	$221,413,003	221,413,003

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$382,991	—	$28,999,088

ClearBridge Dividend Strategy Fund 2026 Quarterly Report